Commitments and contingencies - Additional information (Details)				12 Months Ended
	Mar. 18, 2021 USD ($)	Mar. 18, 2021 PEN (S/)	Jan. 05, 2021 USD ($) installment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 30, 2022 USD ($)	Dec. 30, 2022 PEN (S/)	Dec. 28, 2022 USD ($)	Dec. 28, 2022 PEN (S/)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Jun. 11, 2021 USD ($)	Jun. 11, 2021 PEN (S/)	Mar. 15, 2021 USD ($)	Mar. 15, 2021 PEN (S/)	Jan. 05, 2021 PEN (S/)	Dec. 14, 2020 USD ($)	Dec. 14, 2020 PEN (S/)	Dec. 20, 2019 USD ($)	Dec. 20, 2019 PEN (S/)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 PEN (S/)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Contingent liability				$ 10,827,000	$ 10,364,000					S/ 41,358,000							S/ 39,590,000
Recoverability of litigation amount				$ 408,000,000.0	246,200,000	$ 333,300,000
Description of material leasing arrangements by lessor classified as operating lease				Legal procedures -
Tax expense (income), continuing operations				$ 41,000	(23,671,000)	25,430,000
Finance costs				54,136,000	60,629,000	37,822,000
SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Contingent liability				2,749,000						10,500,000
Declared tax deductions not recognized															$ 4,350,000	S/ 16,618,000
Tax assessment value			$ 394,227,000																			S/ 1,505,948,000
Number of equal monthly payments | installment			66
Amount receivable				414,841,000						1,579,716,000
Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																									$ 31,581,000	S/ 120,262,000
Declared tax deductions not recognized													$ 163,000	S/ 624,000						$ 36,449,000	S/ 139,235,000
Appeal Proceedings Provision for collection of Doubtful Debt and Unfounded Income Case [Member]
Disclosure of Commitments and contingencies [Line Items]
Provision for collection of doubtful debts																													$ 17,441,000	S/ 66,623,000
Provision for tax Dispute related to the amortization of the contractual rights																													17,441,000	66,623,000
Legal Proceedings [Member]
Disclosure of Commitments and contingencies [Line Items]
Contingent liability				3,800,000	4,100,000
Legal Proceedings, Tax [Member]
Disclosure of Commitments and contingencies [Line Items]
Contingent liability				28,800,000	29,300,000
Lack of Recognition of Amortization as per Mining Law [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of Tax Claims Receivable																		$ 334,000	S/ 1,270,000
Tax year 2009 and 2010 | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized								$ 19,901,000																							S/ 76,023,000
Compensation of tax losses								147,057,000	S/ 561,758,000
Year 2014 [Member] | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																													$ 24,842,000	S/ 94,898,000
Year 2007 [Member] | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																																		$ 276,440,000	S/ 1,056,310,000
Year 2008 [Member] | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																																$ 400,781,000	S/ 1,530,985,000
Year 2009 [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount				5,035,000						19,171,000
Income tax payable																							$ 53,207,000	S/ 202,614,000
Empresa de Generacin Huanza S.A
Disclosure of Commitments and contingencies [Line Items]
Contingent liability				1,081,000	1,081,000					7,993,000							7,532,000
Empresa de Generacin Huanza S.A | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Contingent liability											$ 1,600,000	S/ 6,090,000
Empresa de Generacin Huanza S.A | Year 2014 [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Unrecognized Depreciation expense								$ 7,207,000	S/ 27,532,000
Rio Seco
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																											$ 3,238,000	S/ 11,153,000
Rio Seco | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized															$ 4,167,000	S/ 15,917,000
Rio Seco | Omission of Payment of General Sales Tax [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																																		$ 475,000	S/ 1,815,000
Minera La Zanja S.R.L
Disclosure of Commitments and contingencies [Line Items]
Tax contingencies					$ 294,000												S/ 1,124,000
Minera La Zanja S.R.L | Tax year 2013 and 2015 | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Disallowance of development cost	$ 900,000	S/ 3,438,000				$ 804,000	S/ 3,060,000
Minera La Zanja S.R.L | Ifrs Tax Year 2017 [Member]
Disclosure of Commitments and contingencies [Line Items]
Tax contingencies				$ 418,000						S/ 1,598,000
Sindicato Minero de Orcopampa S.A., note 31(b) [Member]
Disclosure of Commitments and contingencies [Line Items]
Lease concession expense, Percent				10.00%